Insurance Contract Liabilities - Provision For Unearned Premiums (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Change In Unearned Premiums [Roll Forward]
Provision for unearned premiums – January 1	$ 6,272.2	$ 5,951.7
Gross premiums written	17,511.2	15,528.3
Less: gross premiums earned	(16,611.0)	(15,001.4)
Acquisitions of subsidiaries (note 23)	53.6	5.9
Liabilities associated with assets held for sale (note 23)	(6.0)	0.0
Foreign exchange effect and other	2.4	(212.3)
Provision for unearned premiums - December 31	$ 7,222.4	$ 6,272.2